As filed on January 28, 2000                                  File No. 002-55079


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
         Pre-Effective Amendment No. ____                                  ___
         Post-Effective Amendment No. 38                                    X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
         Amendment No. 25                                                   X


                        INVESCO MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box) ___ immediately upon filing pursuant to paragraph (b)
 X   on January 31, 2000, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on _____________, pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | February 15, 2000

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO MONEY MARKET FUNDS, INC.

INVESCO CASH RESERVES FUND--CLASS C

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. CLASS C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks.........3
Fund Performance...............................4
Fees And Expenses..............................6
Investment Risks...............................7
Risks Associated With Particular Investments...8
Fund Management................................9
Portfolio Manager..............................9
Potential Rewards.............................10
Share Price...................................10
How To Buy Shares.............................11
How To Sell Shares............................13
Dividends And Taxes...........................14
Financial Highlights..........................15


No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      Investment Goals & Strategies

[ARROWS ICON]   Potential Investment Risks

[GRAPH ICON]    Past Performance

[INVESCO ICON]  Working With INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. The Fund also offers one or more additional classes of shares directly to the public through separate prospectuses. Those other classes of shares have lower expenses, with resulting positive effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in How To Buy Shares. To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class C shares offered in this Prospectus.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is a money market fund. It invests in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund's portfolio is 90 days or less.

The Fund invests primarily in short-term debt securities issued by large creditworthy corporations, banks and finance companies, and debt securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o maintaining high credit quality of the Fund's investments;
o maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Fund's investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Fund's investments so unfairness does not result from the use of the amortized cost method to value those investments.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[GRAPH ICON]  FUND PERFORMANCE

Since the Fund's Class C shares are not offered until February 15, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS C RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART DOES NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES; IF IT DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31 for the Fund's Investor Class shares. To obtain current 7-day yield information, please call INVESCO at 1-800-328-2234. Remember, past performance does not indicate how the Fund will perform in the future.

The chart below contains the following plot points:

------------------------------------------------------------------------------------------------
                                 Cash Reserves Fund - Investor Class
                                 Actual Annual Total Return(1),(2)
------------------------------------------------------------------------------------------------
'90       '91      '92       '93       '94       '95        '96       '97       '98       '99
7.82%     5.58%    3.16%     2.36%     3.70%     5.26%      4.70%     4.81%     4.74%     4.38%
------------------------------------------------------------------------------------------------
Best Calendar Qtr.    6/90     1.93%
Worst Calendar Qtr.   6/93     0.56%
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN(1)
                                                        AS OF 12/31/99
--------------------------------------------------------------------------------
                                               1 YEAR      5 YEARS     10 YEARS
Cash Reserves Fund--Investor Class              4.38%       4.78%        4.64%


(1) Total return figures include reinvested dividends, and include the effect of the Fund's expenses.

(2) The total returns are for the Investor Class shares that are not offered in this Prospectus. Total returns of Class C shares will differ only to the extent that the classes do not have the same expenses.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

CLASS C SHARES
   Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                     None
   Maximum Deferred Sales Charge (Load)                      1.00%*
   Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends and Other Distributions                       None
   Redemption Fee (as a percentage of amount redeemed)       None
   Exchange Fee                                              None

* A 1% contingent deferred sales charge is charged on redemptions or exchanges of shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

CASH RESERVES FUND--CLASS C
  Management Fees                                           0.40%
  Distribution and Service (12b-1) Fees(1)                  1.00%
  Other Expenses (2)                                        0.51%
                                                            -----
  Total Annual Fund Operating Expenses (2)                  1.91%
                                                            =====

(1) Because the Fund's Class C shares pay 12b-1 distribution and service fees which are based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because the Fund's Class C shares are not offered until February 15, 2000. Certain expenses of the Fund will be absorbed by INVESCO in order to ensure that expenses for the Fund's Class C shares will not exceed 1.90% of the Fund's average net assets attributable to Class C shares pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending May 31, 2000 are estimated to be 0.50% and 1.90%, respectively, of the Fund's average net assets attributable to Class C shares.


EXAMPLES

These Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in Class C shares of the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of the Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

IF SHARES ARE REDEEMED          1 year     3 years      5 years       10 years
Cash Reserves Fund-Class C      $294       $600         $1,032        $2,233

IF SHARES ARE not REDEEMED      1 year     3 years      5 years       10 years
Cash Reserves Fund-Class C      $194       $600         $1,032        $2,233


[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed, and do present some risk of loss. The Fund will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]  RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund's new investments are likely to be in debt securities paying lower rates than the rest of the Fund's portfolio when interest rates go down. This reduces the Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate movements.

OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $291 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $31 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agent functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended May 31, 1999:

--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE
                                         OF AVERAGE ANNUAL NET ASSETS
                                              UNDER MANAGEMENT
--------------------------------------------------------------------------------
Cash Reserves Fund                            0.40% (Annualized)
--------------------------------------------------------------------------------

Since the Fund's Class C shares are not offered until February 15, 2000, Class C shares paid no fees to INVESCO for its advisory services in the period ended May 31, 1999.


[INVESCO ICON]  PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of the Fund. Dick joined INVESCO in 1993. He received his M.B.A. from Arizona State University and his B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o want to earn income at current money market rates.
o want to preserve the value of their investment.
o do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:
o primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT THE FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF THE FUND'S SECURITIES.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund's investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of the

Fund's securities. However, we cannot guarantee that the Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions that day. If INVESCO hears from you after that time, your instructions will be processed on the next day that the NYSE is open.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. Each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and other expenses payable by that class.

In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your investment representative can help you decide. Contact your investment representative for several convenient ways to invest in the Fund. Class C shares are available only through your investment representative.

There is no charge to invest directly through INVESCO. However, with respect to Class C shares, upon redemption or exchange of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO fund), a contingent deferred sales charge of 1% of the current net asset value of Class C shares will be assessed. If you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your Class C shares in the Fund for Class C shares in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to any Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CONTINGENT DEFERRED SALES CHARGE (CDSC). If you redeem or exchange Class C shares of the Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed. The fee applies to redemptions from the Fund and exchanges (other than exchanges into Class C shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than thirteen months, the CDSC will be assessed on the current net asset value of those shares.


The CDSC for Class C shares generally will be waived:
o to pay account fees;

o for IRA distributions due to death, disability or periodic distributions based on life expectancy;

o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or

o for redemptions following the death of a shareholder or beneficial owner.


DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for the Fund's Class C shares. The 12b-1 fees paid by the Fund's Class C shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's Class C shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most requried shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from your required mailings.


[INVESCO ICON]  HOW TO SELL SHARES

Contact your investment representative for several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

[INVESCO ICON]  DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund for the past five years. Certain information reflects financial results for a single Investor Class share. Since Class C shares are new, financial information is not available for this class as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                    YEAR ENDED MAY 31
---------------------------------------------------------------------------------------
                                    1999        1998       1997       1996       1995

CASH RESERVES FUND -
INVESTOR CLASS

PER SHARE DATA
Net Asset Value--
  Beginning of Period               $1.00       $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
  AND DISTRIBUTED TO SHAREHOLDERS    0.04        0.05       0.05       0.05       0.05
=======================================================================================
Net Asset Value--End of Period      $1.00       $1.00      $1.00      $1.00      $1.00
=======================================================================================

TOTAL RETURN                        4.45%       4.82%      4.69%      5.01%      4.76%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                 $814,158    $766,670   $661,648   $587,277   $644,341
Ratio of Expenses to
  Average Net Assets(a)          0.90%(b)    0.91%(b)   0.86%(b)   0.87%(b)      0.75%
Ratio of Net Investment Income
  to Average Net Assets(a)          4.36%       4.76%      4.62%      4.86%      4.65%

(a) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.91%, 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 4.35%, 4.74%, 4.56%, 4.81% and 4.55%, respectively.

(b) Ratio is based on Total Expenses of the Fund, less expenses absorbed by INVESCO, which is before any expense offset arrangements.

FEBRUARY 15, 2000

INVESCO MONEY MARKET FUNDS, INC.
INVESCO CASH RESERVES FUND--CLASS C

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated February 15, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the current Prospectus, SAI, annual or semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-2606 and 002-55079.














811-2606

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO MONEY MARKET FUNDS, INC.

             INVESCO Cash Reserves Fund- Investor Class and Class C
                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class



Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085


                                February 15, 2000

--------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Cash Reserves, INVESCO Tax-Free Money and INVESCO U.S. Government Money Funds dated September 30, 1999 and a Prospectus for the Class C shares of INVESCO Cash Reserves Fund dated February 15, 2000 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The Prospectus of the Investor Class shares of the Funds and the Prospectus of the Class C shares of INVESCO Cash Reserves Fund are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS

The Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

Investments, Policies and Risks  . . . . . . . . . . . . . . . . . . . . . . .20

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .26

Management of the Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . .29

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . . . . 50

Brokerage Allocation and Other Practices . . . . . . . . . . . . . . . . . . .50

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52

Tax Consequences of Owning Shares of a Fund . . . . . . . . . . . . . . . . . 53

Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .54

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .57

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .58

THE COMPANY

The Company was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15,
1987) (collectively, the "Predecessor Funds"). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Cash Reserves Fund - Investor Class and Class C, INVESCO Tax-Free Money Fund - Investor Class and INVESCO U.S. Government Money Fund - Investor Class (each a "Fund" and collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Class C shares of Cash Reserves Fund pay a 12b-1 distribution/service fee which is computed and paid monthly at an aggregate annual rate of 1.00% of average net assets attributable to Class C shares.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) Tax-Free Money Fund also seeks income exempt from federal income tax. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. Generally, the Funds are required to invest at least 95% of their total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's")) that rate companies on their securities; they are not guarantees. See Appendix A for descriptions of the investment instruments referred to below, as well as discussions of the degrees of risk involved in purchasing these instruments.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

Commercial paper acquired by a Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by a Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which a Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Funds invest in unrated securities only when such an investment is in accordance with a Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation's assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

CREDIT ENHANCEMENTS -- The Funds may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by a Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from a Fund. The Funds will acquire Guarantees solely to facilitate portfolio liquidity and do not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, a Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940, as amended ("the 1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and obtaining listing on a securities exchange or in the over the counter market.

INSURANCE FUNDING AGREEMENTS -- The Funds may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Funds will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Funds intend to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. A Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

LOAN PARTICIPATION INTERESTS -- The Funds may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. A Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Funds' investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

MUNICIPAL OBLIGATIONS -- Tax-Free Money Fund may invest in short-term municipal debt securities including municipal bonds, notes and commercial paper.

     MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

     MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is short-term debt obligations issued by municipalities which may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

     VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

It is a policy of Tax-Free Money Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. Tax-Free Money Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Money Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Tax-Free Money Fund will not purchase a municipal obligations unless the Fund has been advised that the issuer's bond counsel has rendered an opinion that such obligations have been validly issued and that the interest thereon is exempt from federal income taxation. In addition, Tax-Free Money Fund will not purchase a municipal obligation that, in the opinion of INVESCO, is reasonably likely to be held not to be validly issued or to pay interest thereon which is not exempt from federal income taxation.

Municipal obligations purchased by the Fund must be rated by at least two NRSROs
- generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO in the highest rating category if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund. After the Fund has purchased an issue of municipal obligations, such issue might cease to be rated or its rating might be reduced below the minimum required for purchase. If a security originally rated in the highest rating category by a NRSRO has been downgraded to the second highest rating category, INVESCO must assess promptly whether the security presents minimal credit risk and must take such action with respect to the security as it determines to be in the best interest of the Fund. If a security is downgraded below the second highest rating of an NRSRO, is in default, or no longer presents a minimal credit risk, the security must be disposed of either within five business days of INVESCO becoming aware of the new rating, the default or the credit risk, or as soon as practicable consistent with achieving an orderly disposition of the security, whichever is the first to occur, unless the executive committee of the Company's board of directors determines within the aforesaid five business days that holding the security is in the best interest of the Fund.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, Tax-Free Money Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

U.S. GOVERNMENT SECURITIES -- Each Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5.   issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

-----------------------------------------------------------------------------------------------------------
INVESTMENT                          CASH RESERVES           TAX-FREE MONEY            U.S. GOVERNMENT MONEY
-----------------------------------------------------------------------------------------------------------
DEBT SECURITIES                     At least 95% in the
         Corporate Debt             highest short-term
                                    rating category
-----------------------------------------------------------------------------------------------------------
         U.S. Government            No Limit                Up to 20%, including      No Limit
         Obligations                                        private activity bonds
                                                            and other taxable
                                                            instruments
-----------------------------------------------------------------------------------------------------------
         Municipal Obligations                              At least 80%
-----------------------------------------------------------------------------------------------------------
         Private Activity Bonds                             Up to 20%, including
         and taxable securities                             U.S. govern ment
                                                            obligations
-----------------------------------------------------------------------------------------------------------
TEMPORARY TAXABLE                                           Up to 100% for
                                                            defensive purposes
-----------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
     INVESCO Variable Investment Funds, Inc.


As of December 31, 1999, INVESCO managed 45 mutual funds having combined assets of over $31 billion, on behalf of more than 960,478 shareholders.

INVESCO is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $291 billion in assets under management on September 30, 1999.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o  administrative;

     o  internal accounting (including computation of net asset value);

     o  clerical and statistical;

     o  secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o  supplying the Company with officers, clerical staff and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o  supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of each Fund's average net assets, 0.40% on the next $200 million of each Fund's average net assets and 0.30% on each Fund's average net assets in excess of $500 million.

During the fiscal years ended May 31, 1999, 1998 and 1997, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since Cash Reserves Fund's Class C shares are not offered until February 15, 2000, no advisory fee was paid with respect to Class C shares for that Fund for the periods shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                         ADVISORY   TOTAL EXPENSE  TOTAL EXPENSE
                                      FEE DOLLARS  REIMBURSEMENTS    LIMITATIONS
                                      -----------  --------------  -------------

Cash Reserves Fund - Investor Class
May 31, 1999                              $3,157,241     $ 87,157         0.90%
May 31, 1998                              $2,789,986     $140,835         0.90%
May 31, 1997                              $2,978,520     $430,651         0.85%

Tax-free Money Fund - Investor Class
May 31, 1999                              $ 246,764      $123,371         0.85%*
May 31, 1998                              $ 238,537      $144,423         0.75%
May 31, 1997                              $ 282,216      $143,085         0.75%

U.S. Government Money Fund - Investor Class
May 31, 1999                              $ 450,781      $195,925         0.85%
May 31, 1998                              $ 369,593      $187,969         0.85%
May 31, 1997                              $ 426,139      $172,695         0.85%

*0.75% prior to May 13, 1999.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

For the fiscal years ended May 31, 1999, 1998 and 1997, the Funds' Investor Class shares paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO). Since Cash Reserves Fund's Class C shares are not offered until February 15, 2000, no fees were paid with respect to Class C shares for that Fund for the periods shown below.

                                                      ADMINISTRATIVE    TRANSFER
                                          ADVISORY          SERVICES      AGENCY
                                          --------    --------------    --------

Cash Reserves Fund - Investor Class
May 31, 1999                           $3,157,241      $140,326      $3,167,337
May 31, 1998                            2,789,986       109,499       2,779,935
May 31, 1997                            2,978,520       118,983       2,995,219

Tax-Free Money Fund - Investor Class
May 31, 1999                           $  246,764      $ 18,152      $  138,487
May 31, 1998                              238,537        17,156         151,577
May 31, 1997                              282,216        18,463         174,207

U.S. Government Money Fund - Investor Class
May 31, 1999                           $  450,781      $ 24,949      $  363,724
May 31, 1998                              369,593        21,088         303,712
May 31, 1997                              426,139        22,784         339,383


DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
     INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

Charles W. Brady *+             Director and Chairman   Chairman of the Board of
1315 Peachtree St., N.E.        of the Board            INVESCO Global Health
Atlanta, Georgia                                        Sciences Fund; Chief
Age:  64                                                Executive Officer and
                                                        Director of AMVESCAP
                                                        PLC, London, England and
                                                        various subsidiaries of
                                                        AMVESCAP PLC.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

Fred A. Deering +#              Director and Vice       Trustee of INVESCO
Security Life Center            Chairman of the Board   Global Health Sciences
1290 Broadway                                           Fund; formerly, Chairman
Denver, Colorado                                        of the Executive
Age:  72                                                Committee and Chairman
                                                        of the Board of Security
                                                        Life of Denver Insurance
                                                        Company; Director of ING
                                                        Ameri can Holdings
                                                        Company and First ING
                                                        Life Insurance Company
                                                        of New York.

Mark H. Williamson *+           President, Chief        President, Chief
7800 E. Union Avenue            Executive Officer       Executive Officer and
Denver, Colorado                and Director            Director of INVESCO
Age:  48                                                Funds Group, Inc.;
                                                        President, Chief
                                                        Executive Officer and
                                                        Director of INVESCO
                                                        Distributors, Inc.;
                                                        President, Chief
                                                        Operating Officer and
                                                        Trustee of INVESCO
                                                        Global Health Sciences
                                                        Fund; formerly, Chairman
                                                        and Chief Executive
                                                        Officer of Nations Banc
                                                        Advisors, Inc.;
                                                        formerly, Chairman of
                                                        NationsBanc Investments,
                                                        Inc.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

Victor L. Andrews, Ph.D. **!    Director                Professor Emeritus,
34 Seawatch Drive                                       Chairman Emeritus and
Savannah, Georgia                                       Chairman of the CFO
Age:  69                                                Roundtable of the
                                                        Department of Finance of
                                                        Georgia State
                                                        University; President,
                                                        Andrews Financial
                                                        Associates, Inc.
                                                        (consulting firm);
                                                        formerly, member of the
                                                        faculties of the Harvard
                                                        Business School and the
                                                        Sloan School of
                                                        Management of MIT;
                                                        Director of The
                                                        Sheffield Funds, Inc.


Bob R. Baker +**@               Director                Consultant (since 2000)
AMC Cancer Research Center                              and President and Chief
1600 Pierce Street                                      Executive Officer (1988
Denver, Colorado                                        to 2000) of AMC Cancer
Age:  63                                                Research Cente Denver,
                                                        Colorado; until
                                                        mid-December 1988, Vice
                                                        Chairman of the Board of
                                                        First Columbia Financial
                                                        Corporation, Englewood,
                                                        Colorado; formerly,
                                                        Chairman of the Board
                                                        and Chief Executive
                                                        Officer of First
                                                        Columbia Financial
                                                        Corporation.


Lawrence H. Budner # @          Director                Trust Consultant; prior
7608 Glen Albens Circle                                 to June 30, 1987, Senior
Dallas, Texas                                           Vice President and
Age:  69                                                Senior Trust Officer of
                                                        InterFirst Bank, Dallas,
                                                        Texas.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

James T. Bunch**@               Director                Principal and Founder of
3600 Republic Plaza                                     Green Manning & Bunch
320 Seventeenth Street                                  Ltd., Denver, Colorado,
Denver, Colorado                                        since August 1988;
Age:  57                                                Director and Secretary
                                                        of Green Manning & Bunch
                                                        Securities, Inc.,
                                                        Denver, Colorado since
                                                        September 1993;
                                                        Vice President and
                                                        Director of Western
                                                        Golf Association
                                                        and Evans Scholars
                                                        Foundation;
                                                        formerly, General
                                                        Counsel and Director of
                                                        Boettcher & Co., Denver,
                                                        Colorado;  formerly,
                                                        Chairman and Managing
                                                        Partner of Davis Graham
                                                        & Stubbs, Denver,
                                                        Colorado.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

Wendy L. Gramm, Ph.D.**!        Director                Self-employed (since
4201 Yuma Street, N.W.                                  1993); Professor of
Washington, DC                                          Economics and Public
Age: 55                                                 Administration,
                                                        University of Texas at
                                                        Arlington; formerly,
                                                        Chairman, Commodity
                                                        Futures Trading
                                                        Commission;
                                                        Administrator for
                                                        Information and
                                                        Regulatory Affairs at
                                                        the Office of Management
                                                        and Budget; Executive
                                                        Director of the
                                                        Presidential Task Force
                                                        on Regulatory Relief;
                                                        and Director of the
                                                        Federal Trade
                                                        Commission's Bureau of
                                                        Economics; also,
                                                        Director of Chicago
                                                        Mercantile Exchange,
                                                        Enron Corporation, IBP,
                                                        Inc., State Farm
                                                        Insurance Company,
                                                        Independent Women's
                                                        Forum, International
                                                        Republic Institute, and
                                                        the Republican Women's
                                                        Federal Forum. Also,
                                                        Member of Board of
                                                        Visitors, College of
                                                        Business Administration,
                                                        University of Iowa, and
                                                        Member of Board of
                                                        Visitors, Center for
                                                        Study of Public Choice,
                                                        George Mason University.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------


Gerald J. Lewis#!               Director                Chairman of Lawsuit
701 "B" Street                                          Resolution Services, San
Suite 2100                                              Diego, California since
San Diego, California                                   1987; Director of
Age:  65                                                General Chemical Group,
                                                        Inc., Hampdon, New
                                                        Hampshire, since 1996;
                                                        formerly, Associate
                                                        Justice of the
                                                        California Court of
                                                        Appeals; formerly,
                                                        Director of Wheelabrator
                                                        Technologies, Inc.,
                                                        Fisher Scientific, Inc.,
                                                        Henley Manufacturing,
                                                        Inc., and California
                                                        Coastal Properties,
                                                        Inc.; formerly, Of
                                                        Counsel, Latham &
                                                        Watkins, San Diego,
                                                        California (1987 to
                                                        1997).


John W. McIntyre + #@           Director                Retired. Formerly, Vice
7 Piedmont Center Suite 100                             Chairman of the Board of
Atlanta, Georgia                                        Directors of the
Age: 69                                                 Citizens and Southern
                                                        Corporation and Chairman
                                                        of the Board and Chief
                                                        Executive Officer of the
                                                        Citizens and Southern
                                                        Georgia Corp. and the
                                                        Citizens and Southern
                                                        National Bank; Trustee
                                                        of INVESCO Global Health
                                                        Sciences Fund, Gables
                                                        Residential Trust,
                                                        Employee's Retirement
                                                        System of GA, Emory
                                                        University and J.M. Tull
                                                        Charitable Foundation;
                                                        Director of Kaiser
                                                        Foundation Health Plans
                                                        of Georgia, Inc.

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

Larry Soll, Ph.D.!**            Director                Retired.  Formerly,
345 Poorman Road                                        Chairman of the Board
Boulder, Colorado                                       (1987 to 1994), Chief
Age:  57                                                Executive Officer (1982
                                                        to 1989 and 1993 to
                                                        1994) and President
                                                        (1982 to 1989) of
                                                        Synergen Inc.; Director
                                                        of Synergen since
                                                        incorporation in 1982;
                                                        Director of Isis
                                                        Pharmaceuticals, Inc.;
                                                        Trustee of INVESCO
                                                        Global Health Sciences
                                                        Fund.

Glen A. Payne                   Secretary               Senior Vice President,
7800 E. Union Avenue                                    General Counsel and
Denver, Colorado                                        Secretary of INVESCO
Age:  52                                                Funds Group, Inc.;
                                                        Senior Vice President,
                                                        Secretary and General
                                                        Counsel of INVESCO
                                                        Distributors, Inc.;
                                                        Secretary, INVESCO
                                                        Global Health Sciences
                                                        Fund; formerly, General
                                                        Counsel of INVESCO Trust
                                                        Company (1989 to1998);
                                                        formerly, employee of a
                                                        U.S. regulatory agency,
                                                        Washington, D.C. (1973
                                                        to 1989).

Ronald L. Grooms                Chief Accounting        Senior Vice President,
7800 E. Union Avenue            Officer, Chief          Treasurer and Director
Denver, Colorado                Financial Officer       of INVESCO Funds Group,
Age:  53                        and Treasurer           Inc.; Senior Vice
                                                        President and Treasurer
                                                        of INVESCO Distributors,
                                                        Inc.; Treasurer,
                                                        Principal Financial and
                                                        Accounting Officer of
                                                        INVESCO Global Health
                                                        Sciences Fund; formerly,
                                                        Senior Vice President
                                                        and Treasurer of INVESCO
                                                        Trust Company (1988 to
                                                        1998).

                                POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          WITH COMPANY            DURING PAST FIVE YEARS
----------------------          ----------------        ------------------------

William J. Galvin, Jr.          Assistant Secretary     Senior Vice President
7800 E. Union Avenue                                    and Assistant Secretary
Denver, Colorado                                        of INVESCO Funds Group,
Age: 43                                                 Inc.; Senior Vice
                                                        President and Assistant
                                                        Secretary of INVESCO
                                                        Distributors, Inc.;
                                                        formerly, Trust Officer
                                                        of INVESCO Trust
                                                        Company.

Pamela J. Piro                  Assistant Treasurer     Vice President and
7800 E. Union Avenue                                    Assistant Treasurer of
Denver, Colorado                                        INVESCO Funds Group,
Age:  39                                                Inc.; Assistant
                                                        Treasurer of INVESCO
                                                        Distributors, Inc.;
                                                        formerly, Assistant Vice
                                                        President (1996 to
                                                        1997), Director -
                                                        Portfolio Accounting
                                                        (1994 to 1996),
                                                        Portfolio Accounting
                                                        Manager (1993 to 1994)
                                                        and Assistant Accounting
                                                        Manager (1990 to 1993).

Alan I. Watson                  Assistant Secretary     Vice President of
7800 E. Union Avenue                                    INVESCO Funds Group,
Denver, Colorado                                        Inc.;  formerly, Trust
Age:  58                                                Officer of INVESCO Trust
                                                        Company.

Judy P. Wiese                   Assistant Secretary     Vice President and
7800 E. Union Avenue                                    Assistant Secretary of
Denver, Colorado                                        INVESCO Funds Group,
Age:  51                                                Inc.; Assistant
                                                        Secretary of INVESCO
                                                        Distributors, Inc.;
                                                        formerly, Trust
                                                        Officer of INVESCO Trust
                                                        Company.

# Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

** Member of the management liaison committee of the Company.

@ Member of the brokerage committee of the Company.

! Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.

-------------------------------------------------------------------------------------------
                                              Benefits                                Total
                                            Accrued as        Estimated        Compensation
                            Aggregate          Part of           Annual        From Invesco
Name of Person           Compensation          Company    Benefits Upon        Complex Paid
and Position          From Company(1)      Expenses(2)    Retirement(3)     to Directors(7)
-------------------------------------------------------------------------------------------
Fred A. Deering,               $4,671           $3,014           $2,036            $107,050
Vice Chairman of
the Board
-------------------------------------------------------------------------------------------
Victor L. Andrews               4,345            2,883            2,244              84,700
-------------------------------------------------------------------------------------------
Bob R. Baker                    4,423            2,574            3,007              82,850
-------------------------------------------------------------------------------------------
Lawrence H. Budner              4,330            2,883            2,244              82,850
-------------------------------------------------------------------------------------------
James T. Bunch(4)                   0                0                0                   0
-------------------------------------------------------------------------------------------
Daniel D. Chabris(5)            2,752            2,946            1,846              34,000
-------------------------------------------------------------------------------------------
Wendy L. Gramm                  4,280                0                0              81,350
-------------------------------------------------------------------------------------------
Kenneth T. King(5)              4,573            3,076            1,846              85,850
-------------------------------------------------------------------------------------------
Gerald J. Lewis(4)                  0                0                0                   0
-------------------------------------------------------------------------------------------
John W. McIntyre                4,555                0                0             108,700
-------------------------------------------------------------------------------------------
Larry Soll                      4,280                0                0             100,900
-------------------------------------------------------------------------------------------
Total                         $38,209          $17,376          $13,223            $768,250
-------------------------------------------------------------------------------------------
% of Net Assets            0.0039%(6)       0.0018%(6)                           0.0024%(7)
-------------------------------------------------------------------------------------------


(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds.

These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of May 31, 1999.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.


Messrs. Brady and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the boards for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retired prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a

Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 1999, no persons owned more than 5% of the outstanding shares of the Funds.

As of December 31, 1999, officers and directors of the Company, as a group, beneficially owned less than 3% of any Fund's outstanding shares.


DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Master Distribution Plan and Agreement, which has been adopted by Cash Reserves Fund - Class C pursuant to Rule 12b-1 under the 1940 Act.

The Company has adopted a Master Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of Cash Reserves Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of the Cash Reserves Fund and that provide continuing personal services to their customers who own such Class C shares of the Fund. Activities appropriate for financing under the Class C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class C Plan.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of Cash Reserves Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amounts and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. Payments pursuant to the Class C Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class C Plan conforms to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Cash Reserves Fund to no more than 0.25% per annum of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of Cash Reserves Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

A significant expenditure under the Class C Plan is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for Cash Reserves Fund. Cash Reserves Fund is authorized by the Class C Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of Cash Reserves Fund and may be made to banks, savings and loan associations and other depository institutions. Although the

Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the banks would no longer invest customer assets in the Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by Cash Reserves Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

Since Cash Reserves Fund's Class C shares are not offered until February 15, 2000, no payments were made to IDI under the Class C Plan for the fiscal year ended May 31, 1999.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning Cash Reserves Fund, and assisting in other customer transactions with the Fund.

The Class C Plan provides that it shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The Class C Plan can also be terminated at any time by Cash Reserves Fund, without penalty, if a majority of the Independent Directors, or shareholders of the Class C shares of the Fund, vote to terminate the Class C Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of Cash Reserves Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Class C Plan may continue in effect and payments may be made under the Class C Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the Class C Plan for any particular period of time. Suspension of the offering of Cash Reserves Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Class C Plan is in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Class C Plan may not be amended to increase the amount of Cash Reserves Fund's payments under the Class C Plan without approval of the shareholders of the affected class of the Fund's shares, and all material amendments to the Class C Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Class C Plan, IDI or Cash Reserves Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the

Fund's Class C shares' outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by Cash Reserves Fund under the Class C Plan in the event of its termination.

To the extent that the Class C Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, Cash Reserves Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, Cash Reserves Fund may continue to make payments pursuant to the Class C Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the Class C Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to Cash Reserves Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the Class C Plan should be continued and, if so, whether any amendment to the Class C Plan, including changes in the amount of 12b-1 fees paid by Class C shares of Cash Reserves Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Class C Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to Cash Reserves Fund and its shareholders under the Class C Plan include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Class C Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 1999, 1998 and 1997. For the fiscal year ended May 31, 1999, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 1999.

At May 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                             VALUE OF SECURITIES
FUND                     BROKER OR DEALER                    AT  MAY 31, 1999
================================================================================
Cash Reserves            Heller Financial                    $45,000,000.00
--------------------------------------------------------------------------------
                         American Express Credit             $43,000,000.00
--------------------------------------------------------------------------------
                         General Electric Company            $43,000,000.00
--------------------------------------------------------------------------------
                         Associates Corp of North America    $40,000,000.00
--------------------------------------------------------------------------------
                         Ford Motor Credit                   $40,000,000.00
--------------------------------------------------------------------------------
                         Morgan Stanley Dean Witter          $39,994,654.31
--------------------------------------------------------------------------------
                         Household Finance                   $38,000,000.00
--------------------------------------------------------------------------------
                         General Motors Acceptance           $31,822,934.33
--------------------------------------------------------------------------------
                         Merrill Lynch                       $19,973,171.93
--------------------------------------------------------------------------------
                         State Street Bank and Trust         $2,940,000.00
--------------------------------------------------------------------------------
Tax-Free Money           General Electric Capital            $2,200,000.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             Value of Securities
Fund                        Broker or Dealer                 At  May 31, 1999
--------------------------------------------------------------------------------
U.S. Government Money       State Street Bank and Trust     $13,205,000.00
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of December 31, 1999, the following shares of each Fund were outstanding:

     Cash Reserves Fund - Investor Class                   730,005,310
     Cash Reserves Fund - Class C                                    0
     Tax-Free Money Fund - Investor Class                   39,469,698
     U.S. Government Money Fund - Investor Class           119,154,196

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class and Class C shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

Tax-Free Money Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of the value of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Exempt Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 1999, Cash Reserves Fund's current and effective yields were 4.00% and 4.08%, respectively; Tax-Free Money Fund's current and effective yields were 2.61% and 2.64%, respectively; and U.S. Government Money Fund's current and effective yields were 4.00% and 4.08%, respectively.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 1999 was:

                                                                10 Year or
Name of Fund                                  1 Year   5 Year   Since Inception
------------                                  ------   ------   ---------------
Cash Reserves Fund - Investor Class            4.45%    4.74%       4.87%
Tax-Free Money Fund - Investor Class           2.63%    2.90%       3.19%
U.S. Government Money Fund - Investor Class    4.36%    4.65%       4.07%*

* Since inception April 26, 1991

Average annual total return performance is not provided for Cash Reserves Fund's Class C shares since Class C shares are not offered until February 15, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:            P = a hypothetical initial payment of $10,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers

Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder services made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                        Lipper Mutual
Fund                                    Fund Category
----                                    -------------
Cash Reserve Fund                       Money Market Funds
Tax-Free Money Fund                     Tax-Exempt Money Market Funds
U.S. Government Money Fund              U.S. Government Money Market Funds


Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR

SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 1999 are incorporated herein by reference from the INVESCO Money Market Funds, Inc.'s Annual Report to Shareholders dated May 31, 1999.

                                   APPENDIX A

     Some of the terms used in the Statement of Additional Information are described below.

     BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

     BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

     MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

     COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

     MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

     PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

     REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

     REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

     SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

     TAX ANTICIPATION NOTES are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

     TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

     U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.


RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

     The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

     MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P'S RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     S&P ratings for short-term notes are as follows:

     SP-1 -- Very strong capacity to pay principal and interest.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.

     A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

     DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

     DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

          (a)   Articles of Incorporation.(1)

                (1) Articles of Amendment to Articles of Incorporation filed December 2, 1999.

          (b)   Bylaws.(1)

          (c)   Not applicable.

          (d)   (1)   Investment Advisory Agreement between Registrant and
                      INVESCO Funds Group, Inc. dated February 28, 1997.(1)

          (e)   (1)   Distribution Agreement between Registrant and INVESCO
                      Distributors, Inc. dated September 30, 1997.(2)

          (f)   (1)   Amended Defined Benefit Deferred Compensation Plan for
                      Non-Interested Directors and Trustees.

          (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(1)

                (1) Additional Fund Letter Agreement dated January 20, 1994 to Custody Agreement.(1)

                (2)   Amendment dated October 25, 1995 to Custody Agreement.(1)

                (3)   Data Access Services Addendum to Custody Agreement.(1)

                (4)   Amended Fee Schedule effective January 1, 2000.

          (h)   (1)   Transfer Agency Agreement between Registrant and INVESCO
                      Funds Group, Inc. dated February 28, 1997.(1)

                (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(1)

                      (a) Amendment to Administrative Services Agreement dated May 13, 1999.(3)

          (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated June 4, 1993.(1)

          (j)   Consent of Independent Accountants.

          (k)   Not applicable.

          (l)   Not Applicable.

          (m) Form of Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January __, 2000 with respect to INVESCO Cash Reserves Fund Class C shares.

          (n)   Not Applicable

          (o) Plan pursuant to Rule 18-3 under the Investment Company Act of 1940 by the Company with respect to INVESCO Cash Reserves Fund adopted by the board of Directors November 9, 1999.


(1) Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on July 30, 1997, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on September 28, 1998 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on July 28, 1999 and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO MONEY MARKET FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seventh of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                           POSITION                PRINCIPAL OCCUPATION
NAME                       WITH ADVISER            AND COMPANY AFFILIATION
--------------------------------------------------------------------------------
Mark H. Williamson         Chairman, Director      President &
                           and Officer             Chief Executive Officer
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham      Officer                 Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.     Officer                 Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms           Officer & Director      Senior Vice President &
                                                   Treasurer
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey          Officer & Director      Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler        Officer                 Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer           Officer & Director      Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller          Officer & Director      Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul    Officer                 Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Glen A. Payne              Officer                 Senior Vice President,
                                                   Secretary & General Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II        Officer                 Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro               Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Stacie Cowell              Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Dawn Daggy-Mangerson       Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.         Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger            Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward           Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie       Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Stuart A. Holland          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

--------------------------------------------------------------------------------
Thomas M. Hurley           Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston       Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------

Steve King                 Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Kolbe            Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Ronald C. Lively           Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

--------------------------------------------------------------------------------
Campbell C. Judge          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Peter M. Lovell            Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick         Officer                 Vice President &
                                                   Assistant General Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.     Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------

George A. Matyas           Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Trent E. May               Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock        Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney      Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons           Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley              Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro             Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh               Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
James B. Sandidge          Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner             Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith             Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler              Officer                 Vice President &
                                                   Assistant General Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald             Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson             Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese              Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Thomas H. Scanlan          Officer                 Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   12028 Edgepark Court
                                                   Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp            Officer                 Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Legoski         Officer                 Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------

William S. Mechling        Officer                 Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Donald R. Paddack          Officer                 Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper       Officer                 Assistant Vice President
                           Account Relationship    INVESCO Funds Group, Inc.
                           Manager                 7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus         Officer                 Assistant Secretary
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27.  (a)   PRINCIPAL UNDERWRITERS

                INVESCO Bond Funds, Inc.
                INVESCO Combination Stock & Bond Funds, Inc.
                INVESCO International Funds, Inc.
                INVESCO Money Market Funds, Inc.
                INVESCO Sector Funds, Inc.
                INVESCO Stock Funds, Inc.
                INVESCO Treasurer's Series Funds, Inc.
                INVESCO Variable Investment Funds, Inc.

          (b)

POSITIONS AND                                            POSITIONS AND
NAME AND PRINCIPAL             OFFICES WITH              OFFICES WITH
BUSINESS ADDRESS               UNDERWRITER               THE COMPANY
------------------             ------------              -------------

William J. Galvin, Jr.         Senior Vice               Assistant Secretary
7800 E. Union Avenue           President &
Denver, CO  80237              Asst. Secretary

Ronald L. Grooms               Senior Vice               Treasurer,
7800 E. Union Avenue           President,                Chief Fin'l
Denver, CO  80237              Treasurer, &              Officer, and
                               Director                  Chief Acctg. Off.

Richard W. Healey              Senior Vice
7800 E. Union Avenue           President  &
Denver, CO  80237              Director

Charles P. Mayer               Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller              Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                  Senior Vice               Secretary
7800 E. Union Avenue           President,
Denver, CO 80237               Secretary &
                               General Counsel

Pamela J. Piro                 Assistant Treasurer       Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                  Assistant Secretary       Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson             Chairman of the Board,    President,
7800 E. Union Avenue           President, & Chief        CEO & Director
Denver, CO 80237               Executive Officer

          (c)   Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Mark H. Williamson
          7800 E. Union Avenue
          Denver, CO  80237

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 28th day of January, 2000.

Attest:                                       INVESCO Money Market Funds, Inc.

/s/ Glen A. Payne                             /s/ Mark H. Williamson
-------------------------------               ----------------------------------
Glen A. Payne, Secretary                      Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                        /s/ Lawrence H. Budner*
-------------------------------               -----------------------------
Mark H. Williamson, President &               Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                          /s/ John W. McIntyre*
-------------------------------               -----------------------------
Ronald L. Grooms, Treasurer                   John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews*                        /s/ Fred A. Deering*
-------------------------------               -----------------------------
Victor L. Andrews, Director                   Fred A. Deering, Director


/s/ Bob R. Baker*                             /s/ Larry Soll*
-------------------------------               -----------------------------
Bob R. Baker, Director                        Larry Soll, Director


/s/ Charles W. Brady*

-------------------------------
Charles W. Brady, Director

/s/ Wendy L. Gramm*

-------------------------------
Wendy L. Gramm, Director


By                                            By   /s/ Glen A. Payne
--------------------                          -------------------------
Edward F. O'Keefe                             Glen A. Payne
Attorney in Fact                              Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12 and May 12, 1990, May 27, 1992, September 26, 1994, September 21, 1995,
July 30, 1997 and September 28, 1998, respectively.

                                  Exhibit Index

                                                    Page in
Exhibit Number                                      Registration Statement
--------------                                      ----------------------
a(1)                                                        75
f(1)                                                        77
g(4)                                                        84
j                                                           90
m                                                           91
o                                                           103